ACQUIRED INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Acquired intangible assets, net
Gross carrying amount	$ 1,407	$ 1,407
Less: Accumulated amortization	(153)	(136)
Less: Accumulated impairment loss	(1,022)	(1,022)
Net carrying amount	232	249
Amortization expenses	17	17	$ 0
Expected amortization expenses
2016	17
2017	5
2018	0
Technology Platform
Acquired intangible assets, net
Gross carrying amount	90	90
Less: Accumulated amortization	(90)	(90)
Non-compete Agreement
Acquired intangible assets, net
Gross carrying amount	9	9
Less: Accumulated amortization	(7)	(7)
Less: Accumulated impairment loss	(2)	(2)
Customer Base
Acquired intangible assets, net
Gross carrying amount	32	32
Less: Accumulated amortization	(22)	(22)
Less: Accumulated impairment loss	(10)	(10)
Technology
Acquired intangible assets, net
Gross carrying amount	36	36
Less: Accumulated amortization	(24)	(12)
Net carrying amount	12	24
Members
Acquired intangible assets, net
Gross carrying amount	20	20
Less: Accumulated amortization	(10)	(5)
Net carrying amount	10	15
Trademark/Domain Name
Acquired intangible assets, net
Intangible assets not subject to amortization	1,220	1,220
Less: Accumulated impairment loss	(1,010)	(1,010)
Net carrying amount	$ 210	$ 210